Cover	Dec. 10, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2019
Entity File Number	001-31410
Entity Registrant Name	Cott Corporation
Entity Central Index Key	0000884713
Entity Tax Identification Number	98-0154711
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1200 Britannia Rd., East
Entity Address, Address Line Two	Mississauga
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4W 4T5
City Area Code	905
Local Phone Number	795-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares without nominal or par value
Trading Symbol	COT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false